Consolidated statements of financial position - AUD ($)	Jun. 30, 2021	Jun. 30, 2020
Current assets
Cash and cash equivalents	$ 27,586,760	$ 8,764,044
Trade and other receivables	84,000	1,352,000
Other	1,720,000	537,000
Total current assets	29,391,000	10,653,000
Non-current assets
Trade and other receivables	6,694,000
Intangibles	22,003,000	12,410,000
Total non-current assets	28,697,000	12,410,000
Total assets	58,088,000	23,063,000
Current liabilities
Trade and other payables	4,933,000	3,489,000
Employee benefits	229,000	191,000
Contingent consideration	3,165,000	1,387,000
Total current liabilities	8,327,000	5,067,000
Non-Current liabilities
Deferred tax	2,928,000	3,413,000
Employee benefits	55,000
Contingent consideration	8,927,000	458,000
Total non-current liabilities	11,910,000	3,871,000
Total liabilities	20,237,000	8,938,000
Net assets	37,851,000	14,125,000
Equity
Contributed equity	80,290,062	48,781,214
Other contributed equity	464,000	464,000
Reserves	1,301,000	1,066,000
Accumulated losses	(44,204,000)	(36,186,000)
Equity attributable to the owners of Kazia Therapeutics Limited	37,851,000	14,125,000
Total equity	$ 37,851,000	$ 14,125,000